Condensed Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 436,356	$ 1,200,956
Prepaid expenses and other assets	12,417	332,633
Total current assets	448,773	1,533,589
Investment held in Trust Account	78,510,772	75,000,011
TOTAL ASSETS	78,959,545	76,533,600
CURRENT LIABILITIES
Accounts payable	727,668
Due to affiliates	199,163	79,673
Franchise tax payable	131,392	60,750
Income taxes payable	52,582
Convertible promissory note – related party	772,769
Total current liabilities	1,883,574	140,423
Deferred underwriting fee payable	2,704,690	2,625,000
TOTAL LIABILITIES	4,588,264	2,765,423
COMMITMENTS AND CONTINGENCIES (NOTE 6)
REDEEMABLE COMMON STOCK
Common Stock subject to possible redemption, $0.0001 par value, 7,727,686 and 7,500,000 shares at redemption value of $10.00 per share at September 30, 2022, and December 31, 2021, respectively	78,260,036	75,000,000
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at September 30, 2022, and December 31, 2021.
Common stock; $0.0001 par value; 100,000,000 shares authorized; 2,283,976 and 2,503,750 shares issued and outstanding at September 30, 2022, and December 31, 2021, respectively	228	250
Additional paid-in capital
Accumulated deficit	(3,888,983)	(1,232,073)
Total stockholders’ deficit	(3,888,755)	(1,231,823)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	$ 78,959,545	$ 76,533,600